Acquisitions and Divestitures - Additional Information (Detail) £ in Millions, $ in Millions, $ in Millions		3 Months Ended	12 Months Ended
	Apr. 06, 2020 CAD ($)	Apr. 30, 2021 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 GBP (£)	Apr. 06, 2020 USD ($)	Apr. 06, 2020 CAD ($)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of the business			$ 1,042	£ 615
Assets derecognized amount			779
Liabilities derecognized amount			1,696
Goodwill written down value		$ 527
Gain loss recorded from reclassification of foreign currency translation from accumualted other comprehensive income in equity to net income			28
Clearpool Group Inc [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of the business			$ 207		$ 139	$ 196
Acquired intangible assets						85
Acquired goodwill	$ 132
Contingent consideration					$ 7	$ 11